PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Provision For Environmental Rehabilitation [Abstract]
Disclosure of provision for environmental rehabilitation [Table Text Block]
	2024	2023
Beginning balance as at January 1	145,786	113,725
Change in estimates	1,481	12,673
Accretion (Note 9)	2,780	2,328
Settlements	(949)	(740)
PER from Cariboo acquisition (Note 3)	20,027	17,936
Foreign exchange differences	445	(136)
Ending balance as at December 31	169,570	145,786